Loans and Allowance for Loan Losses, Troubled Debt Restructurings (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($) Contract	Dec. 31, 2020 USD ($) Contract	Dec. 31, 2019 USD ($) Contract
Financing Receivable Modifications Information [Abstract]
TDR's classifications from previously performing loans		$ 10,700	$ 11,700
New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	[1]	9	16	21
Pre-Modification Outstanding Recorded Investment	[1]	$ 1,156	$ 2,597	$ 2,981
Post-Modification Outstanding Recorded Investment	[1]	$ 1,156	$ 2,597	$ 2,981
Florida [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract		2	4	6
Pre-Modification Outstanding Recorded Investment		$ 127	$ 586	$ 632
Post-Modification Outstanding Recorded Investment		$ 127	$ 586	$ 632
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	[1]	0	1	1
Pre-Modification Outstanding Recorded Investment	[1]	$ 0	$ 125	$ 125
Post-Modification Outstanding Recorded Investment	[1]	$ 0	$ 125	$ 125
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	[1]	6	12	18
Pre-Modification Outstanding Recorded Investment	[1]	$ 1,114	$ 2,303	$ 2,621
Post-Modification Outstanding Recorded Investment	[1]	$ 1,114	$ 2,303	$ 2,621
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract		1	4	6
Pre-Modification Outstanding Recorded Investment		$ 77	$ 586	$ 632
Post-Modification Outstanding Recorded Investment		$ 77	$ 586	$ 632
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	[1]	1	0	0
Pre-Modification Outstanding Recorded Investment	[1]	$ 2	$ 0	$ 0
Post-Modification Outstanding Recorded Investment	[1]	$ 2	$ 0	$ 0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract		0	0	0
Pre-Modification Outstanding Recorded Investment		$ 0	$ 0	$ 0
Post-Modification Outstanding Recorded Investment		$ 0	$ 0	$ 0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	[1]	2	3	2
Pre-Modification Outstanding Recorded Investment	[1]	$ 40	$ 169	$ 235
Post-Modification Outstanding Recorded Investment	[1]	$ 40	$ 169	$ 235
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract		1	0	0
Pre-Modification Outstanding Recorded Investment		$ 50	$ 0	$ 0
Post-Modification Outstanding Recorded Investment		$ 50	$ 0	$ 0

[1]	Includes New York, New Jersey, Vermont and Massachusetts.